Recoverable taxes - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Current	R$ 171,051	R$ 96,134
Non-current	225,354	403,383
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable income and social contribution taxes	396,405	499,517
Current	171,051	96,134
Non-current	R$ 225,354	R$ 403,383